Offerings - Offering: 1	Nov. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 6,633,590,801.75
Fee Rate	0.0087%
Amount of Registration Fee	$ 577,122.40
Offering Note	Aggregate number of securities to which transaction applies: As of the close of business on October 28, 2026, the maximum number of securities of Varonis Systems, Inc. (the "Company") to which this transaction applies is estimated to be 133,338,524, which consists of (a) 115,298,568 issued and outstanding shares of the Company's common stock, par value $0.001 per share ("Company Common Stock"), which may be entitled to receive the merger consideration of $49.75 per share (the "Merger Consideration"); (b) 45 shares of Company Common Stock underlying outstanding options to purchase Company Common Stock with an exercise price below the Merger Consideration ("In-the-Money Options"), which may be entitled to receive the excess of the Merger Consideration over the per share exercise price of such In-the-Money Options; (c) 6,694,827 shares of Company Common Stock underlying outstanding restricted stock units granted under the Company's equity incentive plans ("Company RSUs"), which may be entitled to receive the Merger Consideration; (d) 4,063,424 shares of Company Common Stock underlying outstanding performance stock units granted under the Company's equity incentive plans ("Company PSUs") (with the number of shares of Company Common Stock determined based on actual performance for completed and certified performance periods, assuming maximum performance for performance periods ending in, or concluding in respect of, 2026, and based on the applicable specified levels for performance periods ending after December 31, 2026), which may be entitled to receive the Merger Consideration; (e) 500,000 shares of Company Common Stock estimated to be issuable under the Company's Employee Stock Purchase Plan (the "Company ESPP") for the current offering period, which may be entitled to receive the Merger Consideration; and (f) 6,781,660 shares of Company Common Stock issuable upon conversion of the Company's 1.00% Convertible Senior Notes due 2029 (the "Convertible Notes"), which may be entitled to receive the Merger Consideration. (2) In accordance with Rule 0-11 under the Exchange Act, the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated based on the sum of: (a) the product of 115,298,568 shares of Company Common Stock multiplied by the Merger Consideration of $49.75 per share; (b) the product of 45 shares of Company Common Stock underlying In-the-Money Options multiplied by $32.70, which is the difference between the Merger Consideration and the weighted average exercise price of the In-the-Money Options of $17.05; (c) the product of 6,694,827 shares of Company Common Stock underlying Company RSUs multiplied by the Merger Consideration of $49.75 per share; (d) the product of 4,063,424 shares of Company Common Stock underlying Company PSUs multiplied by the Merger Consideration of $49.75 per share; (e) the product of 500,000 shares of Company Common Stock estimated to be issuable under the Company ESPP multiplied by the Merger Consideration of $49.75 per share; and (f) the product of 6,781,660 shares of Company Common Stock issuable upon conversion of the Convertible Notes multiplied by the Merger Consideration of $49.75 per share. (3) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00008700.